Non-Cash Transactions (Tables)	12 Months Ended
Aug. 31, 2018
Non-cash Transactions
Schedule of non-cash transactions

	August 31,	August 31,	August 31,
Non-cash transactions	2018 ($)	2017 ($)	2016 ($)
Stock based compensation (Note 11 e)	204,511	1,849,998	615,924
Stock options cancelled (Note 11 e)	(1,815,961)	—	—
Stock options expired (Note 11 d)	—	(1,066,882)	(60,143)
Warrants expired (Note 11 b (v))	—	(2,195,738)	—
Units issued as anti-dilution provision (Note 11 b (iii))	—	184,705	6,896,800
Shares issued as anti-dilution provision (Note 11 b (iv))	—	2,127	—
Shares issued to settle debt	—	—	6,371,457
Derivative warrants expired (Note 10)	—	—	(281,210)
Units issued as debt extinguishment (Note 9)	—	—	1,220,709
Debt settled in exchange of property (Note 9)	—	—	(277,473)